UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Fund

January 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Debt Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period August 1, 2016 to January 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2016 to Jan. 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period August 1, 2016 to January 31, 2017 (Unaudited)

Delaware Emerging Markets Debt Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/16	1/31/17	Expense Ratio	8/1/16 to 1/31/17*
Actual Fund return†
Class A	$1,000.00	$1,010.70	1.00%	$5.07
Class C	1,000.00	1,010.70	1.00%	5.07
Class R	1,000.00	1,011.90	1.00%	5.07
Institutional Class	1,000.00	1,011.90	1.00%	5.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.16	1.00%	$5.09
Class C	1,000.00	1,020.16	1.00%	5.09
Class R	1,000.00	1,020.16	1.00%	5.09
Institutional Class	1,000.00	1,020.16	1.00%	5.09

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware Emerging Markets Debt Fund	As of January 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	66.31%
Banking	9.52%
Basic Industry	10.90%
Capital Goods	3.12%
Communications	9.50%
Consumer Cyclical	4.71%
Consumer Non-Cyclical	7.39%
Electric	6.50%
Energy	12.55%
Real Estate	0.94%
Transportation	1.18%
Loan Agreement	1.90%
Regional Bond	0.74%
Sovereign Bonds	26.59%
Options Purchased	0.02%
Short-Term Investments	3.27%
Total Value of Securities	98.83%
Receivables and Other Assets Net of Liabilities	1.17%
Total Net Assets	100.00%

3

Schedule of investments
Delaware Emerging Markets Debt Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 66.31%

Banking – 9.52%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	235,000	$245,634
BBVA Bancomer 6.50% 3/10/21	250,000	268,670
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	275,000	273,974
Export-Import Bank of India 144A 3.375% 8/5/26 #	200,000	188,957
ICICI Bank 144A 4.00% 3/18/26 #	200,000	196,924
SUAM Finance 144A 4.875% 4/17/24 #	220,000	228,800
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	216,066
Woori Bank 144A 4.75% 4/30/24 #	295,000	301,775

		1,920,800

Basic Industry – 10.90%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	247,842
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	250,000	266,816
144A 6.625% 10/14/22 #	200,000	223,596
OCP 144A 4.50% 10/22/25 #	500,000	480,913
Southern Copper 5.875% 4/23/45	195,000	199,703
Suzano Austria 144A 5.75% 7/14/26 #	240,000	240,912
Vale Overseas 5.875% 6/10/21	245,000	262,763
Vedanta Resources 144A 6.375% 7/30/22 #	275,000	276,100

		2,198,645

Capital Goods – 3.12%
Cemex 144A 7.75% 4/16/26 #	250,000	279,175
St. Marys Cement 144A 5.75% 1/28/27 #	200,000	196,250
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	155,265

		630,690

Communications – 9.50%
Cablevision 144A 6.50% 6/15/21 #	180,000	185,850
Columbus Cable Barbados 144A 7.375% 3/30/21 #	250,000	266,250
Digicel Group
144A 7.125% 4/1/22 #	200,000	161,018
144A 8.25% 9/30/20 #	300,000	267,750
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	204,392
MTS International Funding 144A 5.00% 5/30/23 #	200,000	206,531
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	204,512
VimpelCom Holdings 144A 5.95% 2/13/23 #	200,000	209,740

4

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
VTR Finance 144A 6.875% 1/15/24 #	200,000	$210,500

		1,916,543

Consumer Cyclical – 4.71%
Alibaba Group Holding 3.125% 11/28/21	200,000	201,267
Cencosud 144A 6.625% 2/12/45 #	355,000	352,621
JD.com 3.125% 4/29/21	400,000	396,193

		950,081

Consumer Non-Cyclical – 7.39%
Becle 144A 3.75% 5/13/25 #	200,000	191,969
BRF 144A 4.35% 9/29/26 #	295,000	279,143
Gruma 144A 4.875% 12/1/24 #	200,000	207,690
JBS USA 144A 5.75% 6/15/25 #	150,000	154,125
Kernel Holding 144A 8.75% 1/31/22 #	220,000	221,375
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	211,300
Raizen Fuels Finance 144A 5.30% 1/20/27 #	225,000	225,113

		1,490,715

Electric – 6.50%
AES Andres 144A 7.95% 5/11/26 #	200,000	210,004
AES Gener 144A 8.375% 12/18/73 #●	200,000	213,560
Enel Americas 4.00% 10/25/26	185,000	180,560
Pampa Energia 144A 7.50% 1/24/27 #	295,000	291,976
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	216,076
Trinidad Generation 144A 5.25% 11/4/27 #	200,000	198,550

		1,310,726

Energy – 12.55%
CNOOC Finance 2015 Australia 2.625% 5/5/20	400,000	399,080
Ecopetrol
5.875% 9/18/23	50,000	53,673
7.375% 9/18/43	160,000	164,592
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	150,000	156,786
Pertamina Persero
144A 5.25% 5/23/21 #	200,000	211,999
144A 5.625% 5/20/43 #	200,000	190,284
Petrobras Global Finance
5.375% 1/27/21	165,000	166,650
7.375% 1/17/27	165,000	172,128
8.375% 5/23/21	105,000	117,054
Petroleos Mexicanos
144A 4.607% 3/11/22 #●	90,000	93,600
6.75% 9/21/47	170,000	160,854
Petronas Global Sukuk 144A 2.707% 3/18/20 #	205,000	207,192

5

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	200,000	$188,238
YPF
144A 8.50% 3/23/21 #	125,000	135,781
144A 23.854% 7/7/20 #●	100,000	113,250

		2,531,161

Real Estate – 0.94%
Trust F 144A 5.25% 1/30/26 #	200,000	190,000

		190,000

Transportation – 1.18%
Aeropuertos Argentina 144A 6.875% 2/1/27 #	235,000	237,937

		237,937

Total Corporate Bonds (cost $13,165,132)		13,377,298

Loan Agreement – 1.90%«

Republic of Angola (Unsecured) 7.57% 12/16/23	446,250	382,659

Total Loan Agreement (cost $446,250)		382,659

Regional Bond – 0.74%Δ

Argentina – 0.74%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #	150,000	149,805

Total Regional Bond (cost $154,991)		149,805

Sovereign Bonds – 26.59%Δ

Argentina – 1.65%
Argentine Republic Government International Bond
144A 5.625% 1/26/22 #	125,000	125,469
144A 7.125% 7/6/36 #	220,000	207,900

		333,369

Azerbaijan – 0.99%
Republic of Azerbaijan International Bond 144A 4.75% 3/18/24 #	200,000	199,438

		199,438

Bahrain – 1.02%
Bahrain Government International Bond 144A 7.00% 10/12/28 #	200,000	205,566

		205,566

Bermuda – 0.95%
Bermuda Government International Bond 144A 3.717% 1/25/27 #	200,000	191,366

		191,366

6

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Brazil – 1.49%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	282,000	$85,666
Brazilian Government International Bond 6.00% 4/7/26		200,000	214,750

			300,416

Colombia – 1.22%
Colombia Government International Bond 5.00% 6/15/45		250,000	245,625

			245,625

Costa Rica – 0.97%
Costa Rica Government International Bond 7.158% 3/12/45		200,000	195,306

			195,306

Croatia – 1.17%
Croatia Government International Bond 144A 6.375% 3/24/21 #		215,000	235,694

			235,694

Ecuador – 1.05%
Ecuador Government International Bond 144A 9.65% 12/13/26 #		200,000	212,100

			212,100

Honduras – 0.74%
Honduras Government International Bond 144A 6.25% 1/19/27 #		150,000	149,700

			149,700

Hungary – 0.55%
Hungary Government International Bond 5.75% 11/22/23		100,000	111,824

			111,824

Indonesia – 1.54%
Indonesia Government International Bond 144A 3.70% 1/8/22 #		200,000	203,236
Indonesia Treasury Bond 9.00% 3/15/29	IDR	1,321,000,000	107,184

			310,420

Jamaica – 1.11%
Jamaica Government International Bond 8.00% 3/15/39		200,000	225,006

			225,006

Jordan – 1.21%
Jordan Government International Bond 144A 5.75% 1/31/27 #		255,000	243,596

			243,596

Mongolia – 1.05%
Mongolia Government International Bond 144A 10.875% 4/6/21 #		200,000	211,932

			211,932

7

Schedule of investments

Delaware Emerging Markets Debt Fund

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Peru – 0.95%
Peruvian Government International Bond 6.95% 8/12/31	PEN	600,000	$192,096

			192,096

Portugal – 0.67%
Portugal Government International Bond 144A 5.125% 10/15/24 #		140,000	135,776

			135,776

Russia – 1.08%
Russian Foreign Bond - Eurobond 144A 5.625% 4/4/42 #		200,000	217,274

			217,274

Saudi Arabia – 0.97%
Saudi Government International Bond 144A 2.375% 10/26/21 #		200,000	194,980

			194,980

Serbia – 1.02%
Republic of Serbia 144A 4.875% 2/25/20 #		200,000	205,770

			205,770

South Africa – 2.44%
Republic of South Africa Government Bond 8.00% 1/31/30	ZAR	3,065,000	206,551
Republic of South Africa Government International Bond 5.875% 5/30/22		260,000	285,960

			492,511

Sri Lanka – 1.98%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		200,000	206,656
144A 6.125% 6/3/25 #		200,000	192,795

			399,451

Uruguay – 0.77%
Uruguay Government International Bond 5.10% 6/18/50		165,000	155,100

			155,100

Total Sovereign Bonds (cost $5,374,280)			5,364,316

	Number of contracts

Options Purchased – 0.02%

Currency Call Option
USD vs TWD strike price $32.50, expiration date 4/17/17		1,250,000	2,862

Total Options Purchased (cost $7,625)			2,862

8

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.27%

Discount Notes – 2.80%≠
Federal Home Loan Bank
0.389% 2/3/17	69,453	$69,451
0.495% 2/24/17	76,141	76,122
0.505% 3/10/17	65,989	65,955
0.51% 2/15/17	5,999	5,998
0.516% 2/6/17	17,997	17,995
0.52% 2/27/17	86,195	86,171
0.52% 2/10/17	57,464	57,458
0.521% 3/24/17	103,102	103,029
0.53% 4/25/17	82,486	82,387

		564,566

U.S. Treasury Obligation – 0.47%≠
U.S. Treasury Bill 0.465% 2/9/17	95,176	95,166

		95,166

Total Short-Term Investments (cost $659,711)		659,732

Total Value of Securities – 98.83% (cost $19,807,989)		$19,936,672

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $14,123,164, which represents 70.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.

9

Schedule of investments

Delaware Emerging Markets Debt Fund

The following foreign currency exchange contracts and swap contracts were outstanding at Jan. 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	BRL	379,354	USD	(118,659)	3/3/17	$839
GSC	COP	419,457,372	USD	(142,614)	3/3/17	45
TD	MXN	46,032	USD	(2,136)	3/3/17	62
UBS	RUB	8,464,609	USD	(140,748)	3/3/17	(491)

						$455

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
HSBC	CDX.EM.26[5]	570,000	1.00%	12/20/21	$37,063	$(2,794)

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(681).

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

10

Summary of abbreviations:

BNP – BNP Paribas

BRL – Brazilian Real

CDX.EM – Credit Default Swap Index Emerging Markets

COP – Colombian Peso

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

MXN – Mexican Peso

PEN – Peruvian Nuevo Sol

RUB – Russian Ruble

TD – Toronto Dominion Bank

TWD – Taiwan Dollar

UBS – Union Bank of Switzerland

USD – U.S. Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

11

Statement of assets and liabilities
Delaware Emerging Markets Debt Fund	January 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$19,276,940
Short-term investments, at value[2]	659,732
Cash	99,702
Foreign currencies, at value[3]	5,849
Receivable for securities sold	271,883
Interest receivable	249,672
Upfront payments paid on credit default swap contracts	37,063
Unrealized appreciation on foreign currency exchange contracts	946

Total assets	20,601,787

Liabilities:
Payable for securities purchased	401,692
Unrealized depreciation on credit default swap contracts	2,794
Swaps payment payable	681
Unrealized depreciation on foreign currency exchange contracts	491
Audit and tax fees payable	18,540
Investment management fees payable to affiliates	1,928
Other accrued expenses	1,123
Dividend disbursing and transfer agent fees and expenses payable to affiliates	342
Accounting and administration expenses payable to affiliates	80
Trustees’ fees and expenses payable	59
Legal fees payable to affiliates	33
Reports and statements to shareholders payable to affiliates	21
Capital gain tax payable	394

Total liabilities	428,178

Total Net Assets	$20,173,609

Net Assets Consist of:
Paid-in capital	$20,356,205
Undistributed net investment income	9,508
Accumulated net realized loss on investments	(317,515)
Net unrealized appreciation of investments	133,052
Net unrealized appreciation of foreign currencies	142
Net unrealized appreciation of foreign currency exchange contracts	455
Net unrealized depreciation of options purchased	(4,763)
Net unrealized depreciation of swap contracts	(3,475)

Total Net Assets	$20,173,609

12

Class A:
Net assets	$2,308
Shares of beneficial interest outstanding, unlimited authorization, no par	275
Net asset value per share	$8.39
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.79

Class C:
Net assets	$2,298
Shares of beneficial interest outstanding, unlimited authorization, no par	274
Net asset value per share	$8.39

Class R:
Net assets	$2,311
Shares of beneficial interest outstanding, unlimited authorization, no par	275
Net asset value per share	$8.40

Institutional Class:
Net assets	$20,166,692
Shares of beneficial interest outstanding, unlimited authorization, no par	2,399,934
Net asset value per share	$8.40

[1]Investments, at cost	$19,148,278
[2]Short-term investments, at cost	659,711
[3]Foreign currencies, at cost	5,914

See accompanying notes, which are an integral part of the financial statements.

13

Statement of operations
Delaware Emerging Markets Debt Fund	Six months ended January 31, 2017

Investment Income:
Interest	$534,556
Dividends	5,011

539,567

Expenses:
Management fees	75,694
Distribution expenses – Class A	3
Distribution expenses – Class C	11
Distribution expenses – Class R	6
Registration fees	32,896
Audit and tax fees	22,409
Reports and statements to shareholders expenses	11,083
Legal fees	6,577
Custodian fees	3,416
Accounting and administration expenses	3,162
Dividend disbursing and transfer agent fees and expenses	3,094
Trustees’ fees and expenses	476
Other	7,545

Expenses before dividends on short sales and interest expense	166,372
Interest expense	39

166,411
Less expenses waived	(65,414)
Less waived distribution expenses – Class A	(3)
Less waived distribution expenses – Class C	(11)
Less waived distribution expenses – Class R	(6)

Total operating expenses	100,977

Net Investment Income	438,590

14

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$347,508
Foreign currencies	(28,081)
Foreign currency exchange contracts	18,472
Futures contracts	20,075
Swap contracts	(1,004)

Net realized gain	356,970

Net change in unrealized appreciation (depreciation) of:
Investments[2]	(551,808)
Foreign currencies	(875)
Foreign currency exchange contracts	1,994
Options purchased	(4,763)
Swap contracts	(3,475)

Net change in unrealized appreciation (depreciation)	(558,927)

Net Realized and Unrealized Loss	(201,957)

Net Increase in Net Assets Resulting from Operations	$236,633

1 Includes $903 capital gains taxes paid.

2 Includes $437 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets

Delaware Emerging Markets Debt Fund

	Six months
	ended
	1/31/17	Year ended
	(Unaudited)	7/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$438,590	$815,892
Net realized gain (loss)	356,970	(85,028)
Net change in unrealized appreciation (depreciation)	(558,927)	668,592

Net increase in net assets resulting from operations	236,633	1,399,456

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(49)	(87)
Class C	(48)	(86)
Class R	(49)	(86)
Institutional Class	(426,615)	(755,933)

	(426,761)	(756,192)

Capital Share Transactions:
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	49	87
Class C	48	86
Class R	49	86
Institutional Class	426,615	755,933

	426,761	756,192

Increase in net assets derived from capital share transactions	426,761	756,192

Net Increase in Net Assets	236,633	1,399,456

Net Assets:
Beginning of period	19,936,976	18,537,520

End of period	$20,173,609	$19,936,976

Undistributed (distributions in excess of) net investment income	$9,508	$(2,321)

See accompanying notes, which are an integral part of the financial statements.

16

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Financial highlights

Delaware Emerging Markets Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended			9/30/13[2]
1/31/17[1] (Unaudited)	Year ended		to 7/31/14
	7/31/16	7/31/15

$8.480	$8.210	$8.840	$8.500

0.185	0.358	0.371	0.323
(0.095)	0.241	(0.604)	0.333

0.090	0.599	(0.233)	0.656

(0.180)	(0.329)	(0.303)	(0.316)
—	—	(0.094)	—

(0.180)	(0.329)	(0.397)	(0.316)

$8.390	$8.480	$8.210	$8.840

1.07%	7.62%	(2.65% )	7.86%

$3	$3	$2	$2
1.00%	1.01%	1.08%	1.31%
1.00%	1.03%	1.14%	1.50%
1.65%	2.04%	2.03%	2.48%
4.35%	4.44%	4.46%	4.66%
4.35%	4.42%	4.40%	4.47%
3.70%	3.41%	3.51%	3.49%
69%	232%	288%	152%

19

Financial highlights

Delaware Emerging Markets Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended			9/30/13[2]
1/31/17[1]	Year ended		to
(Unaudited)	7/31/16	7/31/15	7/31/14

$8.480	$8.220	$8.840	$8.500

0.185	0.359	0.371	0.271
(0.095)	0.230	(0.594)	0.333

0.090	0.589	(0.223)	0.604

(0.180)	(0.329)	(0.303)	0.264
—	—	(0.094)	—

(0.180)	(0.329)	(0.397)	0.264

$8.390	$8.480	$8.220	$8.840

1.07%	7.49%	(2.53% )	7.22%

$2	$2	$2	$2
1.00%	1.01%	1.08%	2.03%
1.00%	1.03%	1.14%	2.22%
1.65%	2.79%	2.78%	3.20%
4.35%	4.44%	4.46%	3.94%
4.35%	4.42%	4.40%	3.75%
3.70%	2.66%	2.76%	2.77%
69%	232%	288%	152%

21

Financial highlights

Delaware Emerging Markets Debt Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended			9/30/13[2]
1/31/17[1]	Year ended		to
(Unaudited)	7/31/16	7/31/15	7/31/14

$8.480	$8.220	$8.840	$8.500

0.185	0.359	0.371	0.306
(0.085)	0.230	(0.594)	0.332

0.100	0.589	(0.223)	0.638

(0.180)	(0.329)	(0.303)	(0.298)
—	—	(0.094)	—

(0.180)	(0.329)	(0.397)	(0.298)

$8.400	$8.480	$8.220	$8.840

1.19%	7.49%	(2.53% )	7.64%

$2	$2	$2	$2
1.00%	1.01%	1.08%	1.55%
1.00%	1.03%	1.14%	1.74%
1.65%	2.29%	2.28%	2.72%
4.35%	4.44%	4.46%	4.42%
4.35%	4.42%	4.40%	4.23%
3.70%	3.16%	3.26%	3.25%
69%	232%	288%	152%

23

Financial highlights

Delaware Emerging Markets Debt Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended			9/30/13[2]
1/31/17[1]	Year ended		to
(Unaudited)	7/31/16	7/31/15	7/31/14

$8.480	$8.220	$8.840	$8.500

0.185	0.359	0.371	0.340
(0.085)	0.230	(0.594)	0.333

0.100	0.589	(0.223)	0.673

(0.180)	(0.329)	(0.303)	(0.333)
—	—	(0.094)	—

(0.180)	(0.329)	(0.397)	(0.333)

$8.400	$8.480	$8.220	$8.840

1.19%	7.49%	(2.53% )	8.08%

$20,167	$19,930	$18,532	$19,020
1.00%	1.01%	1.08%	1.07%
1.00%	1.03%	1.14%	1.26%
1.65%	1.79%	1.78%	2.24%
4.35%	4.44%	4.46%	4.90%
4.35%	4.42%	4.40%	4.71%
3.70%	3.66%	3.76%	3.73%
69%	232%	288%	152%

25

Notes to financial statements
Delaware Emerging Markets Debt Fund	January 31, 2017 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund (formerly, Delaware Core Plus Bond Fund) and Delaware Emerging Markets Debt Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC charge of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

26

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2014–July 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2017, the fund had no open repurchase agreements.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Leverage – The Fund may employ leverage to attempt to take advantage of or increase the total return of investment opportunities the investment manager believes are attractive. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 1/3% of the Fund’s total assets, measured at the time the leverage is employed. When the Fund initiates leverage, the leverage may include borrowing through a margin account maintained with a broker. For the six months ended Jan. 31, 2017, the Fund did not initiate leverage by borrowing through a margin account maintained with a broker.

27

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2017.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2017, the Fund earned less than $1 under this agreement.

28

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), to 1.00% of average daily net assets of the Fund from Aug. 1, 2016 through Jan. 31, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended Jan. 31, 2017, the Fund was charged $474 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2017, the Fund was charged $2,035 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund may pay DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class shares pay no distribution and service expenses. Effective July 22, 2014, DDLP agreed to voluntarily suspend the

29

Notes to financial statements

Delaware Emerging Markets Debt Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

distribution and service fees for Class A, Class C, and Class R shares. The suspension of the distribution and service fees will remain in effect while the Fund is not broadly distributed.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2017, the Fund was charged $198 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2017, DDLP earned no commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2017, DDLP received no gross CDSC commissions on redemption of the Fund’s Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The aggregate contractual waiver period covering this report is from Nov. 27, 2015, through Nov. 28, 2017.

3. Investments

For the six months ended Jan. 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$13,892,238
Sales	12,922,964

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal six months end. At Jan. 31, 2017, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$19,807,989

Aggregate unrealized appreciation of investments	$402,792
Aggregate unrealized depreciation of investments	(274,109)

Net unrealized appreciation of investments	$128,683

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their tax character is retained as short-term or long-term losses.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$173,777	$498,264

30

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

31

Notes to financial statements

Delaware Emerging Markets Debt Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 2	Level 3	Total
Corporate Debt	$13,377,298	$—	$13,377,298
Foreign Debt	5,514,121	—	5,514,121
Loan Agreement	—	382,659	382,659
Short-Term Investments	659,732	—	659,732
Options Purchased	2,862	—	2,862

Total Value of Securities	$19,554,013	$382,659	$19,936,672

Foreign Currency Exchange Contracts	$455	$—	$455
Swap Contracts	$(2,794)	$—	$(2,794)

During the six months ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/16	$418,359
Net change in unrealized appreciation (depreciation)	(3,825)
Sales	(31,875)

Balance as of 1/31/17	$382,659

Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$(3,825)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/17	7/31/16
Shares issued upon reinvestment of dividends and distributions:
Class A	5	11
Class C	6	11
Class R	6	11
Institutional Class	50,663	94,559

Net increase	50,680	94,592

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5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of Jan. 31, 2017 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having

33

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2017, the Fund used foreign currency exchange contracts and cross currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at Jan. 31, 2017.

During the six months ended Jan. 31, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended Jan. 31, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on

34

effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written were outstanding at Jan. 31, 2017.

There were no transactions in options written during the six months ended Jan. 31, 2017.

During the six months ended Jan. 31, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in foreign currencies.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or at least Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2017, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended Jan. 31, 2017, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The

35

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2017, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair value of derivative instruments as of Jan. 31, 2017 was as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$946	$—	$946
Upfront payments paid on credit swap contracts	—	37,063	37,063

Total	$946	$37,063	$38,009

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$491	$—	$491
Unrealized depreciation on credit default swap contracts	—	2,794	2,794

Total	$491	$2,794	$3,285

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The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2017 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$18,472	$—	$—	$18,472
Interest rate contracts	—	20,075	—	20,075
Credit contracts	—	—	(1,004)	(1,004)

Total	$18,472	$20,075	$(1,004)	$37,543

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$1,994	$(4,763)	$—	$(2,769)
Credit contracts	—	—	(3,475)	(3,475)

Total	$1,994	$(4,763)	$(3,475)	$(6,244)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2017.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$296,643	$293,144
Futures contracts (average notional value)	—	486,877
Options contracts (average notional value)	391	—
CDS contracts (average notional value)*	134,646	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract

37

Notes to financial statements

Delaware Emerging Markets Debt Fund

7. Offsetting (continued)

counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At Jan. 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNP Paribas	$839	—	$839
Goldman Sachs Capital	45	—	45
HSBC	—	(2,794)	(2,794)
Toronto Dominion Bank	62	—	62
Union Bank of Switzerland	—	(491)	(491)

Total	$946	$(3,285)	$(2,339)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNP Paribas	$839	$—	$—	$—	$—	$839
Goldman Sachs Capital	45	—	—	—	—	45
HSBC	(2,794)	—	—	—	—	(2,794)
Toronto Dominion Bank	62	—	—	—	—	62
Union Bank of Switzerland	(491)	—	—	—	—	(491)

Total	$(2,339)	$—	$—	$—	$—	$(2,339)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required

38

percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2017, the Fund had no securities out on loan.

39

Notes to financial statements

Delaware Emerging Markets Debt Fund

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in

40

economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

41

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of Delaware Emerging Markets Debt Fund investment advisory agreement

At a meeting held on Aug. 16–18, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Emerging Markets Debt Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds

42

to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of

43

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of Delaware Emerging Markets Debt Fund investment advisory agreement (continued)

determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, in order to remain consistent with the Fund’s peers, the fee under the Fund’s Management Contract did not fall within the standardized fee pricing structure. Although, as of May 31, 2016, the Fund had not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

44

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About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA
Thomas L. Bennett
Chairman of the Board
Delaware Investments
Family of Funds
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA
Lucinda S. Landreth
Former Chief Investment
Officer
Assurant, Inc.
New York, NY

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú
International
Miami, FL
Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor
Senior Vice President,
General Counsel,
and Secretary
Delaware Investments
Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and
Treasurer
Delaware Investments
Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments
Family of Funds
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

46

Semiannual report

Fixed income mutual fund

Delaware Strategic Income Fund

(formerly, Delaware Core Plus Bond Fund)

January 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Strategic Income Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2016 to Jan. 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2016 to January 31, 2017 (Unaudited)

Delaware Strategic Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Annualized Expense Ratio	Expenses Paid During Period 8/1/16 to 1/31/17*
Actual Fund return†
Class A	$1,000.00	$975.40	0.90%	$4.48
Class C	1,000.00	971.80	1.65%	8.20
Class R	1,000.00	974.30	1.15%	5.72
Institutional Class	1,000.00	976.70	0.65%	3.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Strategic Income Fund	As of January 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	6.11%
Agency Commercial Mortgage-Backed Securities	1.99%
Agency Mortgage-Backed Securities	9.57%
Collateralized Debt Obligations	2.62%
Convertible Bonds	0.18%
Corporate Bonds	54.29%
Banking	12.59%
Basic Industry	3.60%
Brokerage	0.44%
Capital Goods	2.29%
Communications.	5.82%
Consumer Cyclical	3.77%
Consumer Non-Cyclical	5.55%
Electric	6.46%
Energy	6.02%
Finance Companies	1.72%
Insurance	1.27%
Natural Gas	0.28%
REITs	1.01%
Technology	2.06%
Transportation	1.41%
Municipal Bonds	0.92%
Non-Agency Asset-Backed Securities	4.39%
Non-Agency Collateralized Mortgage Obligations	1.98%
Non-Agency Commercial Mortgage-Backed Securities	5.57%
Regional Bonds	0.28%
Loan Agreements	8.99%
Sovereign Bonds	1.09%
Supranational Bank	0.11%
U.S. Treasury Obligations	1.75%
Convertible Preferred Stock	0.02%
Preferred Stock	1.12%
Short-Term Investments	3.41%
Total Value of Securities	104.39%
Liabilities Net of Receivables and Other Assets	(4.39%)
Total Net Assets	100.00%

Schedule of investments
Delaware Strategic Income Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 6.11%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	35,973	$42,148
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	3,005	3,182
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.157% 2/25/42 ●	43,779	49,690
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	49	51
Series 1996-46 ZA 7.50% 11/25/26	32,100	36,565
Series 2002-83 GH 5.00% 12/25/17	17,363	17,540
Series 2005-70 PA 5.50% 8/25/35	8,317	9,282
Series 2008-15 SB 5.829% 8/25/36 S●	22,886	4,377
Series 2010-129 SM 5.229% 11/25/40 S●	147,552	24,725
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,077,161
Series 2012-122 SD 5.329% 11/25/42 S●	275,022	57,049
Series 2013-7 EI 3.00% 10/25/40 S	116,766	14,624
Series 2013-26 ID 3.00% 4/25/33 S	203,588	29,103
Series 2013-38 AI 3.00% 4/25/33 S	191,891	26,236
Series 2013-43 IX 4.00% 5/25/43 S	590,558	138,920
Series 2013-44 DI 3.00% 5/25/33 S	609,152	97,326
Series 2013-55 AI 3.00% 6/25/33 S	246,294	35,980
Series 2014-68 BS 5.379% 11/25/44 S●	207,794	42,232
Series 2014-90 SA 5.379% 1/25/45 S●	571,881	115,017
Series 2015-27 SA 5.679% 5/25/45 S●	76,575	16,471
Series 2015-44 Z 3.00% 9/25/43	200,280	191,749
Series 2015-89 AZ 3.50% 12/25/45	19,791	19,120
Series 2015-95 SH 5.229% 1/25/46 S●	193,857	45,499
Series 2016-50 IB 3.00% 2/25/46 S	97,642	15,016
Series 2016-55 SK 5.229% 8/25/46 S●	158,419	39,036
Series 2016-62 SA 5.229% 9/25/46 S●	307,556	77,702
Series 2016-74 GS 5.229% 10/25/46 S●	98,035	24,303
Series 2016-99 DI 3.50% 1/25/46 S	99,658	15,645
Freddie Mac REMICs
Series 3656 PM 5.00% 4/15/40	124,384	136,103
Series 4109 AI 3.00% 7/15/31 S	386,575	45,354
Series 4120 IK 3.00% 10/15/32 S	307,180	44,399
Series 4146 IA 3.50% 12/15/32 S	161,607	24,863
Series 4159 KS 5.383% 1/15/43 S●	144,422	32,423
Series 4181 DI 2.50% 3/15/33 S	101,577	12,740
Series 4184 GS 5.353% 3/15/43 S●	164,320	36,571
Series 4185 LI 3.00% 3/15/33 S	150,960	21,402
Series 4191 CI 3.00% 4/15/33 S	67,288	9,535
Series 4435 DY 3.00% 2/15/35	162,000	160,191

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4494 SA 5.413% 7/15/45 S●	80,990	$17,098
Series 4543 HI 3.00% 4/15/44 S	86,668	12,871
Series 4581 LI 3.00% 5/15/36 S	88,146	12,442
Series 4592 WT 5.50% 6/15/46	340,013	377,409
Series 4594 SG 5.233% 6/15/46 S●	432,522	108,719
Series 4614 HB 2.50% 9/15/46	77,000	68,357
Series 4623 LZ 2.50% 10/15/46	65,407	55,407
Series 4623 MW 2.50% 10/15/46	75,000	69,758
Series 4625 BI 3.50% 6/15/46 S	278,783	55,094
Series 4631 GS 5.233% 11/15/46 S●	353,991	71,901
Series 4636 NZ 3.00% 12/15/46	84,210	74,047
Freddie Mac Strips
Series 267 S5 5.233% 8/15/42 S●	213,717	44,688
Series 299 S1 5.233% 1/15/43 S●	160,740	32,321
Series 326 S2 5.183% 3/15/44 S●	109,470	22,045
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 4.029% 7/25/29 ●	500,000	500,000
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ◆	18,599	21,795
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	597,385
Series 2010-113 KE 4.50% 9/20/40	245,000	265,387
Series 2012-136 MX 2.00% 11/20/42	30,000	26,964
Series 2013-113 AZ 3.00% 8/20/43	206,050	195,090
Series 2013-113 LY 3.00% 5/20/43	22,000	21,561
Series 2015-64 GZ 2.00% 5/20/45	80,642	65,148
Series 2015-74 CI 3.00% 10/16/39 S	159,794	20,105
Series 2015-133 AL 3.00% 5/20/45	214,000	204,938
Series 2016-108 SK 5.273% 8/20/46 S●	216,147	52,514
Series 2016-111 PB 2.50% 8/20/46	74,000	66,129
Series 2016-116 GI 3.50% 11/20/44 S	270,498	46,266
Series 2016-120 AS 5.323% 9/20/46 S●	232,637	58,915
Series 2016-121 JS 5.323% 9/20/46 S●	217,108	52,705
Series 2016-134 MW 3.00% 10/20/46	12,000	11,874
Series 2016-156 PB 2.00% 11/20/46	46,000	36,843
Series 2016-160 GI 3.50% 11/20/46 S	183,113	43,890

Total Agency Collateralized Mortgage Obligations (cost $7,362,143)		7,098,996

Agency Commercial Mortgage-Backed Securities – 1.99%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K013 A2 3.974% 1/25/21 ◆●	100,000	106,880

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K031 A2 3.30% 4/25/23 ◆●	320,000	$334,824
Series K055 A2 2.673% 3/25/26 ◆	245,000	240,836
Series K056 A2 2.525% 5/25/26 ◆	85,000	82,421
Series K057 A2 2.57% 7/25/26 ◆	70,000	68,019
Series K719 A1 2.53% 12/25/21 ◆	57,860	58,503
Series K724 A2 3.062% 11/25/23 ◆	115,000	118,353
Series KS03 A4 3.161% 5/25/25 ◆●	110,000	111,155
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.449% 4/25/20 #●	95,000	102,921
Series 2011-K10 B 144A 4.631% 11/25/49 #●	110,000	116,799
Series 2011-K12 B 144A 4.344% 1/25/46 #●	80,000	84,709
Series 2011-K14 B 144A 5.167% 2/25/47 #●	50,000	54,577
Series 2011-K15 B 144A 4.948% 8/25/44 #●	75,000	81,095
Series 2011-K704 B 144A 4.536% 10/25/30 #●	80,000	82,706
Series 2012-K18 B 144A 4.255% 1/25/45 #●	55,000	58,125
Series 2012-K22 B 144A 3.686% 8/25/45 #●	190,000	194,929
Series 2012-K708 B 144A 3.751% 2/25/45 #●	110,000	112,851
Series 2013-K33 B 144A 3.502% 8/25/46 #●	65,000	65,549
Series 2013-K712 B 144A 3.365% 5/25/45 #●	60,000	61,246
Series 2013-K713 B 144A 3.165% 4/25/46 #●	35,000	35,519
Series 2013-K713 C 144A 3.165% 4/25/46 #●	140,000	138,881

Total Agency Commercial Mortgage-Backed Securities (cost $2,363,094)		2,310,898

Agency Mortgage-Backed Securities – 9.57%
Fannie Mae
3.00% 1/1/47	545,000	535,189
10.50% 6/1/30	9,871	10,045
Fannie Mae ARM
2.531% 12/1/46 ●	187,982	188,993
2.965% 4/1/46 ●	18,154	18,533
Fannie Mae S.F. 30 yr
4.50% 11/1/39	58,902	63,985
4.50% 1/1/40	562,547	609,304
4.50% 6/1/40	62,277	67,542
4.50% 8/1/40	18,351	19,800
4.50% 7/1/41	158,935	172,105
4.50% 8/1/41	164,211	178,220
4.50% 1/1/42	35,966	38,929
4.50% 10/1/44	55,718	60,196
4.50% 3/1/46	23,241	25,142
4.50% 7/1/46	93,027	100,474

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 12/1/32	1,956	$2,190
5.50% 2/1/33	24,678	27,566
5.50% 6/1/33	15,456	17,288
5.50% 4/1/34	11,066	12,391
5.50% 5/1/34	108,168	121,000
5.50% 7/1/34	3,544	3,970
5.50% 9/1/34	57,074	63,837
5.50% 11/1/34	10,546	11,797
5.50% 12/1/34	234,519	262,462
5.50% 3/1/35	21,688	24,277
5.50% 4/1/35	64,168	71,769
5.50% 5/1/35	58,329	65,257
5.50% 6/1/35	7,337	8,207
5.50% 12/1/35	9,790	10,910
5.50% 1/1/36	48,243	54,004
5.50% 5/1/36	4,941	5,514
5.50% 7/1/36	2,985	3,343
5.50% 9/1/36	59,232	66,344
5.50% 11/1/36	8,609	9,606
5.50% 1/1/37	34,536	38,453
5.50% 2/1/37	24,775	27,605
5.50% 4/1/37	71,470	79,693
5.50% 8/1/37	51,415	57,491
5.50% 9/1/37	47,506	52,917
5.50% 1/1/38	539,599	603,577
5.50% 2/1/38	85,884	95,984
5.50% 6/1/38	84,782	94,464
5.50% 7/1/38	17,094	19,085
5.50% 9/1/38	76,384	85,405
5.50% 12/1/38	334,623	374,726
5.50% 1/1/39	96,264	107,736
5.50% 2/1/39	129,438	144,714
5.50% 6/1/39	48,519	54,238
5.50% 12/1/39	92,401	103,171
5.50% 3/1/40	113,778	127,271
5.50% 7/1/40	72,146	80,600
5.50% 3/1/41	220,604	246,944
5.50% 6/1/41	127,397	142,681
5.50% 9/1/41	534,740	596,970
6.00% 6/1/36	3,509	3,966
6.00% 9/1/36	20,088	23,264
6.00% 12/1/36	3,643	4,155

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 6/1/37	1,974	$2,258
6.00% 7/1/37	135,973	155,429
6.00% 8/1/37	21,103	23,944
6.00% 5/1/38	19,590	22,148
6.00% 9/1/38	147,058	166,250
6.00% 9/1/39	102,208	115,394
6.00% 10/1/39	168,081	193,184
6.00% 3/1/40	16,105	18,214
6.00% 4/1/40	27,008	30,535
6.00% 11/1/40	5,648	6,493
6.00% 5/1/41	40,936	46,296
6.00% 7/1/41	57,926	66,584
6.50% 5/1/40	34,897	39,469
10.00% 2/1/25	16,969	18,130
Fannie Mae S.F. 30 yr TBA
3.00% 3/1/47	746,000	736,607
Freddie Mac ARM
2.927% 10/1/45 ●	65,500	66,941
2.979% 11/1/45 ●	50,515	51,607
3.111% 3/1/46 ●	96,187	98,731
Freddie Mac S.F. 30 yr
4.50% 4/1/39	10,102	10,910
4.50% 5/1/40	386,739	419,524
4.50% 3/1/42	240,468	260,712
4.50% 7/1/42	99,987	107,975
4.50% 12/1/43	90,144	97,274
4.50% 8/1/44	150,498	163,061
5.50% 3/1/34	4,315	4,852
5.50% 12/1/34	4,014	4,512
5.50% 12/1/35	458,973	516,830
5.50% 6/1/36	2,471	2,761
5.50% 11/1/36	5,292	5,866
5.50% 9/1/37	5,319	5,897
5.50% 7/1/38	19,568	21,686
5.50% 6/1/39	19,594	21,718
5.50% 3/1/40	13,122	14,548
5.50% 8/1/40	47,214	52,350
5.50% 1/1/41	15,154	16,801
5.50% 6/1/41	316,887	353,025
6.00% 2/1/36	8,638	9,828
6.00% 9/1/37	13,941	15,760
6.00% 1/1/38	5,079	5,719

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 6/1/38	13,947	$15,757
6.00% 8/1/38	84,612	96,760
6.00% 5/1/40	33,433	37,982
6.00% 7/1/40	73,594	83,448
GNMA I S.F. 30 yr
5.00% 3/15/40	312,563	342,898
5.50% 2/15/41	38,000	42,469
GNMA II S.F. 30 yr
5.50% 5/20/37	30,656	34,114
5.50% 4/20/40	27,970	30,589
6.00% 2/20/39	39,259	44,530
6.00% 10/20/39	65,000	72,661
6.00% 2/20/40	139,336	159,511
6.00% 4/20/46	41,989	46,904
6.50% 10/20/39	49,205	55,535

Total Agency Mortgage-Backed Securities (cost $11,206,475)		11,128,280

Collateralized Debt Obligations – 2.62%
Anchorage Capital CLO 6
Series 2015-6A A1 144A 2.563% 4/15/27 #●	250,000	249,696
Avery Point III CLO
Series 2013-3A A 144A 2.424% 1/18/25 #●	250,000	249,874
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.515% 1/20/29 #●	500,000	499,747
BlueMountain CLO
Series 2015-2A A1 144A 2.454% 7/18/27 #●	250,000	250,429
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.344% 10/20/28 #●	250,000	250,239
Cent CLO
Series 2014-21A A1B 144A 2.427% 7/27/26 #●	250,000	250,308
Magnetite IX
Series 2014-9A A1 144A 2.458% 7/25/26 #●	495,000	495,639
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.443% 7/15/27 #●	250,000	249,874
Shackleton CLO
Series 2014-5A A 144A 2.381% 5/7/26 #●	250,000	250,077
Venture CDO
Series 2016-25A A1 144A 2.49% 4/20/29 #●	100,000	99,946
Venture XXIV CLO
Series 2016-24A A1D 144A 2.24% 10/20/28 #●	195,000	195,175

Total Collateralized Debt Obligations (cost $3,036,746)		3,041,004

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.18%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	24,000	$23,880
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	5,000	4,991
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	14,000	18,909
General Cable 4.50% exercise price $31.67, maturity date 11/15/29 f	28,000	23,380
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	19,000	26,006
Jefferies Group 3.875% exercise price $43.93, maturity date 11/1/29	32,000	32,360
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	39,000	40,340
Nuance Communications 2.75% exercise price $32.30,maturity date 11/1/31	27,000	27,186
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 ●	8,000	12,034

Total Convertible Bonds (cost $189,860)		209,086

Corporate Bonds – 54.29%
Banking – 12.59%
Ally Financial 5.75% 11/20/25	285,000	291,820
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	209,050
Bank of America
4.183% 11/25/27	95,000	94,460
4.443% 1/20/48 ●	40,000	40,011
4.45% 3/3/26	835,000	853,739
Bank of New York Mellon
2.15% 2/24/20	30,000	30,009
2.20% 8/16/23	135,000	129,103
3.442% 2/7/28 ●	370,000	370,000
4.625% 12/29/49 ●	195,000	185,796
Barclays
3.20% 8/10/21	235,000	233,863
4.337% 1/10/28	200,000	199,579
4.95% 1/10/47	200,000	200,184
Citigroup 3.887% 1/10/28 ●	145,000	145,133
Citizens Bank 2.55% 5/13/21	250,000	249,116
Citizens Financial Group 4.30% 12/3/25	115,000	116,955
Compass Bank 3.875% 4/10/25	250,000	239,771
Cooperatieve Rabobank 3.75% 7/21/26	250,000	243,869
Credit Suisse Group 144A 6.25% 12/29/49 #●	400,000	395,700
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	615,000	632,465
Fifth Third Bancorp 2.875% 7/27/20	50,000	50,845

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Fifth Third Bank
2.25% 6/14/21		200,000	$197,547
3.85% 3/15/26		200,000	201,194
Goldman Sachs Group
3.50% 11/16/26		180,000	175,694
3.85% 1/26/27		65,000	65,043
5.15% 5/22/45		250,000	259,599
HSBC Holdings 4.375% 11/23/26		200,000	201,449
JPMorgan Chase & Co.
3.625% 12/1/27		240,000	231,591
3.782% 2/1/28 ●		200,000	200,946
4.25% 10/1/27		540,000	551,733
KeyBank 3.40% 5/20/26		545,000	531,027
KeyCorp 5.00% 12/29/49 ●		260,000	247,975
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	38,000	30,072
Lloyds Banking Group
3.00% 1/11/22		200,000	199,491
3.75% 1/11/27		270,000	265,942
7.50% 4/30/49 ●		200,000	207,958
Morgan Stanley
2.625% 11/17/21		325,000	320,343
3.95% 4/23/27		90,000	88,141
4.375% 1/22/47		290,000	288,296
Nationwide Building Society 144A 4.00% 9/14/26 #		250,000	238,281
PNC Bank
2.30% 6/1/20		335,000	335,930
2.45% 11/5/20		250,000	251,210
PNC Financial Services Group 5.00% 12/29/49 ●		155,000	153,063
Popular 7.00% 7/1/19		295,000	309,750
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	194,612
8.625% 12/29/49 ●		400,000	414,000
Santander UK Group Holdings 3.571% 1/10/23		200,000	200,497
SunTrust Bank 3.30% 5/15/26		200,000	193,472
SunTrust Banks 2.70% 1/27/22		35,000	34,875
Swedbank 144A 2.65% 3/10/21 #		200,000	200,568
Toronto-Dominion Bank
2.50% 12/14/20		100,000	100,436
3.625% 9/15/31 ●		155,000	151,263
UBS Group 6.875% 12/29/49 ●		310,000	309,523
UBS Group Funding Jersey
144A 2.65% 2/1/22 #		400,000	388,635

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
UBS Group Funding Jersey
144A 4.125% 4/15/26 #	350,000	$354,379
USB Capital IX 3.50% 10/29/49 ●	705,000	585,150
Wells Fargo & Co.
3.069% 1/24/23	50,000	49,969
4.75% 12/7/46	200,000	204,347
Wells Fargo Bank 2.15% 12/6/19	300,000	299,916
Wells Fargo Capital X 5.95% 12/15/36	50,000	52,937
Westpac Banking 4.322% 11/23/31 ●	125,000	124,581
Woori Bank 144A 4.75% 4/30/24 #	200,000	204,593
Zions Bancorporation 4.50% 6/13/23	105,000	107,705

		14,635,201

Basic Industry – 3.60%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	400,000	440,600
Dow Chemical 8.55% 5/15/19	479,000	547,853
Eastman Chemical 4.65% 10/15/44	195,000	197,115
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	194,386
Freeport-McMoRan 4.55% 11/14/24	325,000	306,313
Georgia-Pacific 8.00% 1/15/24	195,000	247,657
Hudbay Minerals 144A 7.625% 1/15/25 #	135,000	145,125
International Paper
4.40% 8/15/47	210,000	201,921
5.15% 5/15/46	125,000	132,405
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	121,217
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	60,300
OCP 144A 4.50% 10/22/25 #	200,000	192,365
Potash Corp. of Saskatchewan 4.00% 12/15/26	225,000	226,477
Steel Dynamics 5.50% 10/1/24	360,000	382,950
Suzano Austria 144A 5.75% 7/14/26 #	300,000	301,140
Vale Overseas 5.875% 6/10/21	130,000	139,425
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	200,800
Westlake Chemical 144A 5.00% 8/15/46 #	75,000	75,435
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	68,000	71,910

		4,185,394

Brokerage – 0.44%
Affiliated Managers Group 3.50% 8/1/25	110,000	105,458
E*TRADE Financial 5.875% 12/29/49 ●	160,000	160,624
Jefferies Group
6.45% 6/8/27	60,000	66,500
6.50% 1/20/43	50,000	51,289
Lazard Group 3.75% 2/13/25	125,000	123,490

		507,361

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods – 2.29%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	$297,581
Ball 5.25% 7/1/25	280,000	295,134
CCL Industries 144A 3.25% 10/1/26 #	95,000	90,398
Cemex 144A 7.75% 4/16/26 #	200,000	223,340
Crown Americas 144A 4.25% 9/30/26 #	200,000	191,500
Fortune Brands Home & Security 3.00% 6/15/20	70,000	70,678
LafargeHolcim Finance U.S. 144A 3.50% 9/22/26 #	400,000	388,800
Lennox International 3.00% 11/15/23	100,000	97,693
Masco 3.50% 4/1/21	175,000	179,438
Parker-Hannifin 3.30% 11/21/24	10,000	10,171
Roper Technologies
2.80% 12/15/21	80,000	80,024
3.80% 12/15/26	65,000	64,967
St Marys Cement Canada 144A 5.75% 1/28/27 #	200,000	196,250
United Rentals North America 5.875% 9/15/26	340,000	354,875
United Technologies 3.75% 11/1/46	125,000	117,728

		2,658,577

Communications – 5.82%
21st Century Fox America 4.95% 10/15/45	180,000	182,532
American Tower
2.25% 1/15/22	15,000	14,377
4.00% 6/1/25	150,000	150,538
4.40% 2/15/26	75,000	77,156
American Tower Trust #1 144A 3.07% 3/15/23 #	210,000	209,189
AT&T
3.20% 3/1/22	5,000	4,996
4.35% 6/15/45	95,000	81,869
4.50% 3/9/48	385,000	337,405
5.25% 3/1/37	75,000	74,647
CC Holdings GS V 3.849% 4/15/23	100,000	102,360
Charter Communications Operating 4.908% 7/23/25	220,000	231,068
Cincinnati Bell 144A 7.00% 7/15/24 #	140,000	148,225
Columbus Cable Barbados 144A 7.375% 3/30/21 #	200,000	213,000
Comcast 3.00% 2/1/24	170,000	168,318
Crown Castle International 5.25% 1/15/23	150,000	163,507
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	538,463
CSC Holdings 144A 5.50% 4/15/27 #	200,000	203,250
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #	295,000	282,179
144A 3.60% 1/19/27 #	215,000	212,842
DISH DBS 7.75% 7/1/26	255,000	285,521
Frontier Communications 10.50% 9/15/22	80,000	83,950

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	$98,395
Midcontinent Communications 144A 6.875% 8/15/23 #	150,000	161,813
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	204,392
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	295,000	293,525
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	160,317
Sirius XM Radio 144A 5.375% 4/15/25 #	290,000	296,887
Sprint Communications 144A 7.00% 3/1/20 #	230,000	250,413
Time Warner Cable 7.30% 7/1/38	370,000	454,322
Unitymedia 144A 6.125% 1/15/25 #	200,000	207,750
Verizon Communications
4.125% 8/15/46	120,000	103,756
4.522% 9/15/48	135,000	122,431
Viacom 3.45% 10/4/26	95,000	88,352
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	208,480
WPP Finance 2010 5.625% 11/15/43	45,000	48,621
Zayo Group 144A 5.75% 1/15/27 #	295,000	302,375

		6,767,221

Consumer Cyclical – 3.77%
Adient Global Holdings 144A 4.875% 8/15/26 #	200,000	196,876
Boyd Gaming 144A 6.375% 4/1/26 #	275,000	296,313
Daimler Finance North America 144A 3.45% 1/6/27 #	150,000	149,674
Ford Motor Credit 3.096% 5/4/23	200,000	193,936
General Motors Financial
3.45% 1/14/22	40,000	40,004
3.45% 4/10/22	155,000	154,901
3.70% 5/9/23	130,000	129,111
4.00% 10/6/26	165,000	160,183
5.25% 3/1/26	65,000	68,851
GLP Capital 5.375% 4/15/26	240,000	250,500
Goodyear Tire & Rubber 5.00% 5/31/26	325,000	328,250
Hyundai Capital America
144A 2.125% 10/2/17 #	130,000	130,356
144A 3.00% 3/18/21 #	70,000	70,161
JD.com 3.125% 4/29/21	200,000	198,096
Lennar 4.875% 12/15/23	160,000	163,600
Levi Strauss & Co. 5.00% 5/1/25	190,000	191,781
Marriott International
3.75% 3/15/25	140,000	140,981
4.50% 10/1/34	20,000	20,006
Mastercard 3.80% 11/21/46	30,000	29,149
MGM Growth Properties Operating Partnership 144A
4.50% 9/1/26 #	220,000	211,750

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Murphy Oil USA 6.00% 8/15/23	170,000	$178,925
PulteGroup 5.00% 1/15/27	165,000	162,731
Target 3.625% 4/15/46	525,000	475,719
Walgreens Boots Alliance
3.10% 6/1/23	380,000	379,736
3.45% 6/1/26	65,000	63,492

		4,385,082

Consumer Non-Cyclical – 5.55%
ACCO Brands 144A 5.25% 12/15/24 #	440,000	443,894
Altria Group 3.875% 9/16/46	175,000	160,817
Anheuser-Busch InBev Finance 3.65% 2/1/26	755,000	761,375
Aramark Services 144A 4.75% 6/1/26 #	170,000	169,575
Becle 144A 3.75% 5/13/25 #	150,000	143,976
Biogen 5.20% 9/15/45	145,000	155,622
BRF 144A 4.35% 9/29/26 #	200,000	189,250
Celgene 3.25% 8/15/22	280,000	283,382
Gilead Sciences 4.15% 3/1/47	230,000	215,836
Gruma 144A 4.875% 12/1/24 #	200,000	207,690
HCA 5.375% 2/1/25	285,000	291,056
Kroger 4.45% 2/1/47	120,000	117,546
Molson Coors Brewing
3.00% 7/15/26	135,000	127,237
4.20% 7/15/46	115,000	106,610
Mylan 144A 3.95% 6/15/26 #	285,000	270,278
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	122,727
Pernod Ricard
144A 3.25% 6/8/26 #	160,000	154,129
144A 4.45% 1/15/22 #	300,000	319,660
Pfizer 3.00% 12/15/26	160,000	157,348
Revlon Consumer Products 6.25% 8/1/24	140,000	145,250
Reynolds American 4.00% 6/12/22	160,000	167,330
Scotts Miracle-Gro 144A 5.25% 12/15/26 #	190,000	191,782
Shire Acquisitions Investments Ireland 2.40% 9/23/21	160,000	155,624
Sigma Alimentos 144A 4.125% 5/2/26 #	200,000	188,600
Sysco 3.30% 7/15/26	335,000	328,338
Tempur Sealy International 5.50% 6/15/26	330,000	325,875
Thermo Fisher Scientific 3.00% 4/15/23	560,000	553,097

		6,453,904

Electric – 6.46%
AES 5.50% 4/15/25	135,000	137,364
AES Gener 144A 5.00% 7/14/25 #	200,000	200,367
Ameren Illinois 9.75% 11/15/18	389,000	442,670

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	$111,091
Black Hills 3.95% 1/15/26	40,000	40,933
Calpine
144A 5.25% 6/1/26 #	125,000	126,563
5.50% 2/1/24	65,000	63,700
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	131,742
CMS Energy 6.25% 2/1/20	190,000	211,075
ComEd Financing III 6.35% 3/15/33	190,000	200,148
Commonwealth Edison 4.35% 11/15/45	130,000	136,696
Consumers Energy
3.25% 8/15/46	125,000	110,827
4.10% 11/15/45	35,000	35,666
Dominion Resources
2.85% 8/15/26	35,000	32,827
3.90% 10/1/25	245,000	250,772
DTE Energy
2.85% 10/1/26	180,000	167,931
3.30% 6/15/22	115,000	117,284
Duke Energy 4.80% 12/15/45	70,000	74,577
Duke Energy Carolinas 3.875% 3/15/46	50,000	48,937
Dynegy 7.625% 11/1/24	170,000	162,775
Emera 6.75% 6/15/76 ●	205,000	224,475
Emera U.S. Finance
3.55% 6/15/26	80,000	78,609
4.75% 6/15/46	220,000	224,473
Enel 144A 8.75% 9/24/73 #●	200,000	228,500
Enel Americas 4.00% 10/25/26	30,000	29,280
Enel Finance International 144A 6.00% 10/7/39 #	100,000	114,345
Entergy 4.00% 7/15/22	285,000	298,578
Entergy Louisiana 4.95% 1/15/45	55,000	56,548
Entergy Mississippi 2.85% 6/1/28	105,000	99,858
Exelon 3.95% 6/15/25	90,000	91,954
Fortis 144A 3.055% 10/4/26 #	280,000	261,421
Indiana Michigan Power 4.55% 3/15/46	65,000	68,406
IPALCO Enterprises 3.45% 7/15/20	125,000	128,125
Kansas City Power & Light 3.65% 8/15/25	255,000	257,273
LG&E & KU Energy 4.375% 10/1/21	380,000	404,062
Louisville Gas & Electric 4.375% 10/1/45	40,000	42,494
Massachusetts Electric 144A 4.004% 8/15/46 #	295,000	284,755
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	50,603
MidAmerican Energy 4.25% 5/1/46	170,000	176,692

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
National Rural Utilities Cooperative Finance
2.70% 2/15/23	170,000	$169,371
4.75% 4/30/43 ●	190,000	192,027
5.25% 4/20/46 ●	60,000	62,497
New York State Electric & Gas 144A 3.25% 12/1/26 #	145,000	144,106
NV Energy 6.25% 11/15/20	100,000	113,211
Pennsylvania Electric 5.20% 4/1/20	175,000	187,234
SCANA 4.125% 2/1/22	85,000	86,089
Southern
2.75% 6/15/20	180,000	182,322
3.25% 7/1/26	170,000	164,994
4.40% 7/1/46	135,000	134,145
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	70,000	71,472
Wisconsin Electric Power 4.30% 12/15/45	75,000	77,923

		7,509,787

Energy – 6.02%
AmeriGas Partners 5.50% 5/20/25	315,000	324,056
Anadarko Petroleum 6.60% 3/15/46	325,000	408,849
Antero Resources 144A 5.00% 3/1/25 #	290,000	284,925
BP Capital Markets
3.216% 11/28/23	235,000	236,116
3.561% 11/1/21	60,000	62,689
Cheniere Corpus Christi Holdings 144A 5.875% 3/31/25 #	155,000	164,494
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,540
ConocoPhillips 4.95% 3/15/26	270,000	297,001
Dominion Gas Holdings 4.60% 12/15/44	90,000	90,740
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	170,000	177,691
Enbridge
4.25% 12/1/26	70,000	72,171
6.00% 1/15/77 ●	115,000	116,725
Energy Transfer Partners
6.125% 12/15/45	195,000	213,376
9.70% 3/15/19	127,000	145,823
EnLink Midstream Partners 4.85% 7/15/26	85,000	87,591
Enterprise Products Operating 7.034% 1/15/68 ●	30,000	31,345
Kinder Morgan Energy Partners 5.80% 3/1/21	115,000	127,133
MPLX 4.875% 6/1/25	100,000	105,194
Murphy Oil 6.875% 8/15/24	325,000	349,375
Nabors Industries 144A 5.50% 1/15/23 #	276,000	289,800
Newfield Exploration 5.75% 1/30/22	395,000	422,650
Noble Energy 5.05% 11/15/44	90,000	92,327
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	207,565

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petrobras Global Finance
5.375% 1/27/21	25,000	$25,250
7.375% 1/17/27	25,000	26,080
8.375% 5/23/21	50,000	55,740
Petroleos Mexicanos
144A 4.607% 3/11/22 #●	85,000	88,400
6.75% 9/21/47	55,000	52,041
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	202,138
Plains All American Pipeline
4.50% 12/15/26	80,000	81,108
8.75% 5/1/19	195,000	221,274
Regency Energy Partners 5.00% 10/1/22	155,000	166,948
Shell International Finance
2.875% 5/10/26	90,000	86,468
4.00% 5/10/46	235,000	226,498
4.375% 5/11/45	50,000	50,963
Southwestern Energy 4.95% 1/23/25	245,000	246,837
Sunoco Logistics Partners Operations 3.45% 1/15/23	60,000	59,632
Tengizchevroil Finance International 144A 4.00% 8/15/26 #	200,000	188,238
Transcanada Trust 5.875% 8/15/76 ●	130,000	137,800
Transocean Proteus 144A 6.25% 12/1/24 #	250,000	260,313
Woodside Finance
144A 3.65% 3/5/25 #	70,000	68,676
144A 3.70% 9/15/26 #	100,000	97,651
144A 8.75% 3/1/19 #	125,000	140,872

		6,990,103

Finance Companies – 1.72%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	400,000	414,000
AerCap Ireland Capital 3.95% 2/1/22	450,000	459,324
Air Lease 3.00% 9/15/23	140,000	136,010
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,137
144A 2.875% 1/20/22 #	345,000	342,389
Park Aerospace Holdings 144A 5.50% 2/15/24 #	239,000	245,871
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	200,000	197,308
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	200,000	194,028

		1,999,067

Insurance – 1.27%
Allstate 3.28% 12/15/26	40,000	39,904
Highmark 144A 6.125% 5/15/41 #	10,000	9,297
MetLife 5.25% 12/29/49 ●	145,000	148,625
Metropolitan Life Global Funding I 144A 3.45% 12/18/26 #	230,000	231,149

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Principal Life Global Funding II 144A 3.00% 4/18/26 #	105,000	$101,855
Prudential Financial
4.50% 11/15/20	50,000	53,807
5.375% 5/15/45 ●	95,000	98,087
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	96,718
144A 4.125% 11/1/24 #	425,000	432,835
XLIT
4.45% 3/31/25	85,000	85,073
5.50% 3/31/45	115,000	112,956
6.50% 12/29/49 ●	80,000	67,600

		1,477,906

Natural Gas – 0.28%
KeySpan Gas East 144A 2.742% 8/15/26 #	155,000	148,159
Southern Co. Gas Capital
3.25% 6/15/26	90,000	88,230
3.95% 10/1/46	95,000	88,888

		325,277

REITs – 1.01%
Corporate Office Properties
3.60% 5/15/23	150,000	146,063
5.25% 2/15/24	85,000	89,571
DDR 7.875% 9/1/20	90,000	104,823
Education Realty Operating Partnership 4.60% 12/1/24	115,000	115,717
Hospitality Properties Trust 4.50% 3/15/25	100,000	97,882
Host Hotels & Resorts
3.75% 10/15/23	135,000	134,496
4.50% 2/1/26	5,000	5,133
Kite Realty Group 4.00% 10/1/26	45,000	43,465
Lifestorage 3.50% 7/1/26	95,000	91,186
Regency Centers 3.60% 2/1/27	60,000	59,666
Trust F/1401 144A 5.25% 1/30/26 #	200,000	190,000
WP Carey 4.60% 4/1/24	90,000	92,157

		1,170,159

Technology – 2.06%
Analog Devices
2.50% 12/5/21	25,000	24,770
3.50% 12/5/26	75,000	73,867
Apple 3.45% 2/9/45	120,000	105,479
Broadcom
144A 3.00% 1/15/22 #	125,000	124,580

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Broadcom
144A 3.625% 1/15/24 #	245,000	$244,773
144A 3.875% 1/15/27 #	65,000	64,797
CDK Global 5.00% 10/15/24	110,000	110,137
Diamond 1 Finance
144A 6.02% 6/15/26 #	195,000	210,896
144A 8.10% 7/15/36 #	25,000	30,272
Fidelity National Information Services
3.00% 8/15/26	55,000	51,859
5.00% 10/15/25	250,000	272,213
Microsoft
2.40% 2/6/22	35,000	35,010
2.875% 2/6/24	40,000	39,939
4.10% 2/6/37	135,000	137,069
4.25% 2/6/47	135,000	136,612
4.50% 2/6/57	75,000	76,200
NXP 144A 4.625% 6/1/23 #	330,000	349,800
Oracle 4.00% 7/15/46	75,000	70,566
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,139
Tech Data 3.70% 2/15/22	35,000	34,936

		2,393,914

Transportation – 1.41%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #◆	67,217	66,629
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆	48,697	48,818
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ◆	83,630	82,271
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ◆	24,409	24,561
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ◆	58,483	58,702
Avis Budget Car Rental 144A 6.375% 4/1/24 #	145,000	143,187
Burlington Northern Santa Fe 4.70% 9/1/45	275,000	302,382
CSX 3.80% 11/1/46	65,000	59,170
ERAC USA Finance
144A 3.30% 12/1/26 #	200,000	191,703
144A 4.20% 11/1/46 #	60,000	55,376
Penske Truck Leasing
144A 3.30% 4/1/21 #	115,000	116,560
144A 3.375% 2/1/22 #	215,000	217,447
144A 3.40% 11/15/26 #	25,000	24,002

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Transurban Finance 144A 3.375% 3/22/27 #	60,000	$57,054
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆	41,185	42,317
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆	94,232	95,646
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	55,000	53,556

		1,639,381

Total Corporate Bonds (cost $63,084,076)		63,098,334

Municipal Bonds – 0.92%

Bay Area Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	239,895
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	90,000	109,446
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	90,000	126,122
Series F 7.414% 1/1/40	45,000	65,425
New York City, New York
Series C 5.00% 8/1/26	25,000	29,905
Series C 5.00% 8/1/27	35,000	41,515
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	56,714
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	199,305
Texas Water Development Board
Series A 5.00% 10/15/45	45,000	51,074
(Master Trust) Series 2016 5.00% 10/15/46	130,000	148,568

Total Municipal Bonds (cost $1,136,873)		1,067,969

Non-Agency Asset-Backed Securities – 4.39%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	32,331	33,132
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	110,000	110,124
Series 2014-4 A2 1.43% 6/17/19	180,000	180,011
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	43,679	43,651

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	$119,395
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	200,811
Bank of America Credit Card Trust
Series 2014-A3 A 1.058% 1/15/20 ●	265,000	265,158
Series 2016-A1 A 1.158% 10/15/21 ●	125,000	125,543
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	3,057	3,057
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.848% 12/16/19 ●	110,000	110,000
Series 2014-A4 A4 1.128% 6/15/22 ●	120,000	120,297
Chase Issuance Trust
Series 2007-C1 C1 1.227% 4/15/19 ●	100,000	100,012
Series 2013-A6 A6 1.188% 7/15/20 ●	150,000	150,485
Chesapeake Funding
Series 2014-1A A 144A 1.186% 3/7/26 #●	85,845	85,579
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 1.266% 12/7/23 ●	250,000	251,208
CNH Equipment Trust
Series 2016-B A2B 1.168% 10/15/19 ●	24,774	24,760
Discover Card Execution Note Trust
Series 2013-A1 A1 1.068% 8/17/20 ●	200,000	200,219
Series 2014-A1 A1 1.198% 7/15/21 ●	200,000	200,698
Series 2016-A2 A2 1.307% 9/15/21 ●	100,000	100,659
Series 2017-A1 A1 1.252% 7/15/24 ●	135,000	135,007
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	72,012	72,005
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	240,000	236,447
Series 2016-B A2B 1.078% 3/15/19 ●	89,471	89,517
Golden Credit Card Trust
Series 2014-2A A 144A 1.217% 3/15/21 #●	500,000	500,739
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	47,750	42,306
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	100,000	99,847
Hyundai Auto Receivables Trust
Series 2015-C A2B 1.138% 11/15/18 ●	57,407	57,416
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.328% 7/16/18 ●	58,072	58,137
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.347% 5/15/20 #●	100,000	100,304
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.121% 9/27/21 #●	65,000	64,798

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Nissan Auto Lease Trust
Series 2015-B A2B 1.298% 12/15/17 ●	38,800	$38,828
Series 2016-A A2B 1.148% 8/15/18 ●	74,579	74,644
Series 2016-B A3 1.50% 7/15/19	100,000	99,876
Penarth Master Issuer
Series 2015-1A A1 144A 1.168% 3/18/19 #●	150,000	149,983
PFS Financing
Series 2015-AA A 144A 1.388% 4/15/20 #●	100,000	99,825
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,064
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	79,528	79,662
Toyota Auto Receivables Owner Trust
Series 2016-B A2B 1.018% 10/15/18 ●	87,999	88,049
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	100,000	99,538
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	265,000	264,803
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	14,259	14,248
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A 1.227% 10/20/19 ●	30,000	30,014
World Financial Network Credit Card Master Trust
Series 2015-A A 1.248% 2/15/22 ●	85,000	85,168

Total Non-Agency Asset-Backed Securities (cost $5,117,676)		5,106,024

Non-Agency Collateralized Mortgage Obligations – 1.98%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	3,448	3,408
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.822% 11/25/36 f	300,000	306,520
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	66,857	66,535
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	34,618	35,703
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	49,517	50,623
Series 2007-A1 7A4 3.201% 7/25/35 ●	98,118	87,169
Series 2014-2 B1 144A 3.425% 6/25/29 #●	80,626	79,822
Series 2014-2 B2 144A 3.425% 6/25/29 #●	80,626	78,970
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	98,783
Series 2015-1 B1 144A 2.627% 12/25/44 #●	196,904	195,011
Series 2015-4 B1 144A 3.628% 6/25/45 #●	96,678	93,888

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2015-4 B2 144A 3.628% 6/25/45 #●	96,678	$92,272
Series 2015-5 B2 144A 2.889% 5/25/45 #●	97,987	92,369
Series 2015-6 B1 144A 3.627% 10/25/45 #●	96,729	95,215
Series 2015-6 B2 144A 3.627% 10/25/45 #●	96,729	93,819
Series 2016-4 B1 144A 3.914% 10/25/46 #●	99,588	100,873
Series 2016-4 B2 144A 3.914% 10/25/46 #●	99,588	96,886
New Residential Mortgage Loan Trust
Series 2015-2A A1 144A 3.75% 8/25/55 #●	85,543	88,234
Series 2016-4A A1 144A 3.75% 11/25/56 #●	95,586	98,978
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.668% 9/25/43 #●	92,469	92,635
Series 2014-2 A4 144A 3.50% 7/25/44 #●	51,378	51,105
Series 2015-1 B2 144A 3.88% 1/25/45 #●	47,719	47,104
Stru
Series Iff-1521 CS4 3.50% 12/31/49	100,000	14,000
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ◆	23,735	24,246
Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	82,307	82,313
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	62,705	24,384
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.162% 4/25/36 ●	13,604	12,780
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.912% 3/20/45 #●	96,329	95,617

Total Non-Agency Collateralized Mortgage Obligations (cost $2,302,009)		2,299,262

Non-Agency Commercial Mortgage-Backed Securities – 5.57%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.818% 2/10/51 ●	80,000	81,249
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	55,803	56,819
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	85,912
Series 2016-CD2 A4 3.526% 11/10/49 ●	80,000	82,262
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	65,000	67,484
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.714% 12/10/49 ●	65,000	65,789
Series 2014-GC25 A4 3.635% 10/10/47	120,000	124,496
Series 2015-GC27 A5 3.137% 2/10/48	150,000	149,910

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	110,000	$110,993
Series 2016-P5 A4 2.941% 10/10/49	95,000	92,565
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	110,361
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	103,624
Series 2014-CR19 A5 3.796% 8/10/47	80,000	83,805
Series 2014-CR20 AM 3.938% 11/10/47	410,000	425,892
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	190,128
Series 2015-CR23 A4 3.497% 5/10/48	120,000	122,839
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	12,172	12,166
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	190,000	191,754
Series 2016-C3 A5 2.89% 9/10/49	230,000	224,557
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.685% 11/10/46 #●	245,000	271,581
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	312,074
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	206,541
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	160,121
Series 2014-GC24 A5 3.931% 9/10/47	245,000	259,206
Series 2015-GC32 A4 3.764% 7/10/48	75,000	78,321
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	255,000	265,077
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	200,000	199,464
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.524% 8/12/37 ●	35,000	36,719
Series 2013-LC11 B 3.499% 4/15/46	95,000	96,006
Series 2015-JP1 A5 3.914% 1/15/49	165,000	173,842
Series 2016-JP2 A4 2.822% 8/15/49	220,000	213,564
Series 2016-WIKI A 144A 2.798% 10/5/31 #	55,000	55,383
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	85,980
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	97,287	84,640
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	104,595
Series 2015-C23 A4 3.719% 7/15/50	295,000	307,157
Series 2015-C26 A5 3.531% 10/15/48	140,000	143,898
Series 2016-C29 A4 3.325% 5/15/49	95,000	95,894
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	101,369

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	211,966	$221,124
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	135,000	138,759
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	92,678
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	148,404
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	100,000	101,393
Series 2012-C10 A3 2.875% 12/15/45	135,000	137,148

Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,608,067)		6,473,543

Regional Bonds – 0.28%Δ

Canada – 0.11%
Province of British Columbia Canada 2.25% 6/2/26	135,000	128,586

		128,586

Japan – 0.17%
Japan Finance Organization For Municipalities 144A 2.125% 10/25/23 #	212,000	201,745

		201,745

Total Regional Bonds (cost $345,643)		330,331

Loan Agreements – 8.99%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	135,000	128,199
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	472,039	471,301
Albertsons Tranche B 1st Lien 3.778% 8/25/21	230,000	231,495
Amaya Holdings 1st Lien 5.00% 8/1/21	124,684	125,541
American Airlines Tranche B 1st Lien 3.267% 12/14/23	230,000	231,610
Applied Systems Tranche 2nd Lien 7.50% 1/23/22	125,000	126,068
Aramark Services Tranche E 1st Lien 3.498% 9/7/19	102,834	103,948
Ardagh Holdings USA Tranche B 1st Lien 4.009% 12/17/21	230,000	232,983
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	125,000	125,625
8.50% 1/27/25	83,000	84,453
Blue Ribbon Tranche 1st Lien 5.00% 11/13/21	130,000	128,822
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	373,125	374,913
BWAY Holding Tranche B 1st Lien 4.75% 8/14/23	124,688	125,869
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	124,680	125,849
Calpine Construction Finance 3.02% 5/3/20	314,186	314,906
Charter Communications Operating Tranche F 1st Lien 2.00% 1/3/21	190,000	190,546

	Principal amount°	Value (U.S. $)

Loan Agreements« (continued)

Communications Sale & Leasing Tranche B 1st Lien 4.50% 10/24/22	230,000	$232,759
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	165,022	156,462
DaVita Tranche B 1st Lien 3.53% 6/24/21	555,750	563,826
FCA U.S. Tranche B 1st Lien 3.528% 5/24/17	96,804	96,922
First Data 1st Lien 3.584% 3/24/21	315,588	317,684
First Eagle Holdings Tranche B 1st Lien 4.998% 12/1/22	175,000	176,531
Flying Fortress Tranche B 1st Lien 3.248% 10/30/22	230,000	231,840
FMG Resources August 2006 1st Lien 3.75% 6/30/19	261,241	263,091
Gates Global 1st Lien 4.25% 7/6/21	124,676	124,560
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	14,070	14,202
Hilton Worldwide Finance Tranche B2 1st Lien 3.271% 10/25/23	191,295	193,492
inVentiv Group Holdings Tranche B 1st Lien 4.75% 11/9/23	230,000	231,992
JC Penney Tranche B 1st Lien 5.25% 6/23/23	308,050	309,334
Keurig Green Mountain Tranche B 1st Lien 5.313% 3/3/23	168,813	171,577
KIK Custom Products 1st Lien 5.50% 8/26/22	314,205	317,739
Kinetic Concepts Tranche F1 1st Lien 5.00% 11/4/20	319,196	320,127
Landry’s 4.00% 10/4/23	115,000	116,253
Las Vegas Sands Tranche B 1st Lien 3.02% 12/19/20	115,000	115,719
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	250,000	252,031
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.52% 4/25/23	347,375	350,197
Nature’s Bounty Tranche B 1st Lien 5.00% 5/5/23	191,831	193,429
NXP Tranche B 1st Lien 3.27% 12/7/20	124,688	125,441
ON Semiconductor Tranche B 1st Lien 4.028% 3/31/23	314,213	317,856
Penn National Gaming Tranche B 1st Lien 3.25% 1/19/24	235,000	236,175
PQ 1st Lien 5.289% 11/4/22	244,388	247,617
Radiate Holdco 1st Lien 3.75% 2/1/23	115,000	116,068
Scientific Games International 6.00% 10/18/20	124,679	126,050
SFR Group Tranche B 1st Lien 5.289% 1/15/24	347,375	351,066
Sinclair Television Group Tranche B2 1st Lien 3.03% 1/3/24	289,608	290,909
Solera Tranche B 1st Lien 5.75% 3/3/23	138,950	140,581
Tennessee Merger Sub Tranche B 1st Lien 3.75% 2/6/24	175,000	175,000
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	328,243	329,360
USI Tranche B 1st Lien 4.25% 12/27/19	115,000	115,479

Total Loan Agreements (cost $10,404,791)		10,443,497

Schedule of investments

Delaware Strategic Income Fund

		Principal amount°	Value (U.S. $)

Sovereign Bonds – 1.09%Δ

Argentina – 0.15%
Argentine Republic Government International Bond 144A 5.625% 1/26/22 #		175,000	$175,656

			175,656

Colombia – 0.17%
Colombia Government International Bond 5.00% 6/15/45		200,000	196,500

			196,500

Honduras – 0.21%
Honduras Government International Bond 144A 6.25% 1/19/27 #		250,000	249,500

			249,500

Hungary – 0.24%
Hungary Government International Bond 5.75% 11/22/23		250,000	279,560

			279,560

Mexico – 0.12%
Mexican Bonos 8.00% 6/11/20	MXN	2,754,000	136,172

			136,172

New Zealand – 0.08%
New Zealand Government Bond 2.75% 4/15/25	NZD	124,000	87,598

			87,598

South Africa – 0.12%
Republic of South Africa Government Bond 8.00% 1/31/30	ZAR	2,042,000	137,611

			137,611

Total Sovereign Bonds (cost $1,276,026)			1,262,597

Supranational Bank – 0.11%

International Bank for Reconstruction & Development 3.50% 1/22/21	NZD	180,000	132,691

Total Supranational Bank (cost $136,606)			132,691

U.S. Treasury Obligations – 1.75%

U.S. Treasury Inflation Indexed Bonds
0.125% 4/15/19		1,282,375	1,306,872
0.125% 4/15/21		458,253	465,006
U.S. Treasury Notes
1.875% 1/31/22		25,000	24,958
2.00% 12/31/21		135,000	135,575
2.00% 11/15/26		105,000	100,909

Total U.S. Treasury Obligations (cost $2,017,943)			2,033,320

	Number of shares	Value (U.S. $)

Convertible Preferred Stock – 0.02%

Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	7	$8,346
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	14	16,814

Total Convertible Preferred Stock (cost $26,268)		25,160

Preferred Stock – 1.12%

General Electric 5.00% ●	481,000	499,278
Integrys Holdings 6.00% ●	4,400	113,575
PNC Preferred Funding Trust II 144A 2.186% #●	300,000	289,875
U.S. Bancorp 3.50% ●	350	313,215
USB Realty 2.169% #●	100,000	84,500

Total Preferred Stock (cost $1,210,276)		1,300,443

	Principal amount°

Short-Term Investments – 3.41%

Discount Notes – 3.01%≠
Federal Home Loan Bank
0.39% 2/3/17	582,703	582,690
0.495% 2/24/17	367,267	367,175
0.505% 3/10/17	318,298	318,134
0.515% 2/6/17	482,992	482,966
0.52% 2/10/17	342,063	342,030
0.52% 2/27/17	513,095	512,950
0.521% 3/24/17	497,316	496,963
0.53% 4/25/17	397,872	397,395

		3,500,303

U.S. Treasury Obligation – 0.40%≠
U.S. Treasury Bill 0.465% 2/9/17	459,083	459,036

		459,036

Total Short-Term Investments (cost $3,959,221)		3,959,339

Total Value of Securities – 104.39%
(cost $121,783,793)		$121,320,774

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $31,644,238, which represents 27.23% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

Schedule of investments

Delaware Strategic Income Fund

«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2017.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
TD	MXN (1,222,974)	USD 56,767	3/3/17	$ (1,635)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(31)	Euro-Bond	$ (5,468,275)	$(5,425,599)	3/9/17	$42,676
27	U.S. Treasury 10 yr Notes	3,360,823	3,360,656	3/23/17	(167)
		$ (2,107,452)			$42,509

Interest Rate Swap Contracts2

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation) [4]
CME - CITI
30 yr IRS	250,000	(2.767%)	1.035%	12/21/46	$ (4,742)
LCH - BB
30 yr IRS	60,000	(2.661%)	1.035%	1/27/47	(397)
LCH - CITI
30 yr IRS	60,000	(2.623%)	1.035%	1/24/47	108
30 yr IRS	95,000	(2.687%)	1.035%	1/30/47	(1,166)
LCH - GS
30 yr IRS	60,000	(2.596%)	1.035%	1/23/47	459
LCH - MSC
30 yr IRS	125,000	(2.716%)	1.035%	12/22/46	(2,332)
30 yr IRS	85,000	(2.480%)	1.035%	1/11/47	2,820
					$ (5,250)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.

2An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,556).

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

CDO – Collateralized Debt Obligation

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

DB – Deutsche Bank

GNMA – Government National Mortgage Association

GS – Goldman Sachs

Schedule of investments

Delaware Strategic Income Fund

Summary of abbreviations (continued)

GSMPS – Goldman Sachs Reperforming Mortgage Securities

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LCH – London Clearing House

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NZD – New Zealand Dollar

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of assets and liabilities
Delaware Strategic Income Fund	January 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$117,361,435
Short-term investments, at value[2]	3,959,339
Cash collateral due from brokers	281,051
Foreign currencies, at value[3]	10,749
Receivable for securities sold	5,346,898
Interest receivable	830,604
Receivable for fund shares sold	40,623
Variation margin due from broker on futures contracts	5,156
Unrealized appreciation on interest rate swap contracts	4,728
Swap payments receivable	335
Other assets[4]	97,871

Total assets	127,938,789

Liabilities:
Payable for securities purchased	10,421,032
Cash overdraft	513,678
Payable for fund shares redeemed	196,234
Other accrued expenses	97,863
Income distribution payable	91,280
Audit and tax fees payable	23,660
Distribution fees payable to affiliates	21,180
Investment management fees payable to affiliates	17,773
Variation margin due to broker on centrally cleared interest rate swap contracts	5,041
Unrealized depreciation on interest rate swap contracts	4,937
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,009
Unrealized depreciation on foreign currency exchange contracts	1,635
Swap payments payable	1,071
Accounting and administration expenses payable to affiliates	469
Trustees’ fees and expenses payable to affiliates	346
Legal fees payable to affiliates	201
Reports and statements to shareholders payable to affiliates	120
Bond proceeds payable[4]	326,237

Total liabilities	11,724,766

Total Net Assets	$116,214,023

Net Assets Consist of:
Paid-in capital	$120,348,973
Distributions in excess of net investment income	(655,410)
Accumulated net realized loss on investments	(3,047,426)
Net unrealized depreciation of investments	(463,019)
Net unrealized depreciation of foreign currencies	(163)
Net unrealized depreciation of foreign currency exchange contracts	(1,635)
Net unrealized appreciation of futures contracts	42,509
Net unrealized depreciation of swap contracts	(9,806)

Total Net Assets	$116,214,023

Net Asset Value
Class A:
Net assets	$56,321,241
Shares of beneficial interest outstanding, unlimited authorization, no par	6,831,527
Net asset value per share	$8.24
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.63

Class C:
Net assets	$7,352,694
Shares of beneficial interest outstanding, unlimited authorization, no par	890,866
Net asset value per share	$8.25

Class R:
Net assets	$6,256,421
Shares of beneficial interest outstanding, unlimited authorization, no par	756,412
Net asset value per share	$8.27

Institutional Class:
Net assets	$46,283,667
Shares of beneficial interest outstanding, unlimited authorization, no par	5,607,965
Net asset value per share	$8.25

[1] Investments, at cost	$117,824,572
[2] Short-term investments, at cost	3,959,221
[3] Foreign currencies, at cost	10,793
[4] See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Strategic Income Fund	Six months ended January 31, 2017 (Unaudited)

Investment Income:
Interest	$1,872,479
Dividends	10,340

1,882,819

Expenses:
Management fees	357,168
Distribution expenses – Class A	82,297
Distribution expenses – Class C	43,826
Distribution expenses – Class R	16,445
Dividend disbursing and transfer agent fees and expenses	84,523
Legal fees	40,417
Registration fees	34,165
Audit and tax fees	25,494
Reports and statements to shareholders	22,650
Accounting and administration expenses	20,346
Custodian fees	12,046
Trustees’ fees and expenses	3,115
Other	27,872

770,364
Less expenses waived	(204,543)
Less expense paid indirectly	(114)

Total operating expenses	565,707

Net Investment Income	1,317,112

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(755,350)
Foreign currencies	(36,333)
Foreign currency exchange contracts	(944)
Futures contracts	(77,350)
Options purchased	22,753
Swap contracts	5,360

Net realized loss	(841,864)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,586,292)
Foreign currencies	15
Foreign currency exchange contracts	(1,635)
Futures contracts	(212,638)
Swap contracts	(4,460)

Net change in unrealized appreciation (depreciation)	(3,805,010)

Net Realized and Unrealized Loss	(4,646,874)

Net Decrease in Net Assets Resulting from Operations	$(3,329,762)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,317,112	$2,372,697
Net realized gain (loss)	(841,864)	468,130
Net change in unrealized appreciation (depreciation)	(3,805,010)	2,558,214

Net increase (decrease) in net assets resulting from operations	(3,329,762)	5,399,041

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(933,121)	(1,595,501)
Class C	(91,380)	(145,027)
Class R	(85,166)	(136,982)
Institutional Class	(756,605)	(1,167,961)

Return of capital:
Class A	—	(64,610)
Class C	—	(8,809)
Class R	—	(6,292)
Institutional Class	—	(48,347)

	(1,866,272)	(3,173,529)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,236,146	26,720,996
Class C	1,029,940	3,897,214
Class R	376,825	1,324,152
Institutional Class	14,668,134	20,253,016

	Six months ended 1/31/17 (Unaudited)	Year ended 7/31/16
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$858,308	$1,520,870
Class C	84,095	142,343
Class R	83,738	143,695
Institutional Class	736,326	1,206,863

	22,073,512	55,209,149

Cost of shares redeemed:
Class A	(15,601,114)	(23,861,526)
Class C	(2,900,070)	(3,104,476)
Class R	(741,456)	(1,640,481)
Institutional Class	(19,308,884)	(16,401,880)

	(38,551,524)	(45,008,363)

Increase (Decrease) in net assets derived from capital share transactions	(16,478,012)	10,200,786

Net Increase (Decrease) in Net Assets	(21,674,046)	12,426,298

Net Assets:
Beginning of period	137,888,069	125,461,771

End of period	$116,214,023	$137,888,069

Distributions in excess of net investment income	$(655,410)	$(106,250)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.570	$8.430	$8.530	$8.340	$8.750	$8.420

0.084	0.151	0.196	0.226	0.202	0.205
(0.294)	0.192	(0.056)	0.233	(0.328)	0.375

(0.210)	0.343	0.140	0.459	(0.126)	0.580

(0.120)	(0.195)	(0.234)	(0.234)	(0.265)	(0.250)
—	(0.008)	(0.006)	(0.035)	—	—
—	—	—	—	(0.019)	—

(0.120)	(0.203)	(0.240)	(0.269)	(0.284)	(0.250)

$8.240	$8.570	$8.430	$8.530	$8.340	$8.750

(2.46%)	4.15%	1.65%	5.60%	(1.51% )	7.01%

$56,321	$69,524	$64,069	$65,466	$81,042	$91,099
0.90%	0.90%	0.91%	0.90%	0.90%	0.90%
1.22%	1.21%	1.21%	1.19%	1.17%	1.18%
2.00%	1.80%	2.30%	2.70%	2.33%	2.41%
1.68%	1.49%	2.00%	2.41%	2.06%	2.13%
111%	316%	313%	273%	340%	422%

Financial highlights

Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.580	$8.440	$8.540	$8.350	$8.760	$8.430

0.053	0.088	0.132	0.164	0.137	0.142
(0.294)	0.192	(0.056)	0.232	(0.328)	0.374

(0.241)	0.280	0.076	0.396	(0.191)	0.516

(0.089)	(0.132)	(0.170)	(0.171)	(0.200)	(0.186)
—	(0.008)	(0.006)	(0.035)	—	—
—	—	—	—	(0.019)	—

(0.089)	(0.140)	(0.176)	(0.206)	(0.219)	(0.186)

$8.250	$8.580	$8.440	$8.540	$8.350	$8.760

(2.82%)	3.37%	0.89%	4.81%	(2.24% )	6.20%

$7,353	$9,490	$8,375	$8,572	$10,990	$12,989
1.65%	1.65%	1.66%	1.65%	1.65%	1.65%
1.97%	1.96%	1.96%	1.93%	1.87%	1.88%
1.25%	1.05%	1.55%	1.95%	1.58%	1.66%
0.93%	0.74%	1.25%	1.67%	1.36%	1.43%
111%	316%	313%	273%	340%	422%

Financial highlights

Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.600	$8.460	$8.560	$8.370	$8.780	$8.450

0.074	0.130	0.176	0.206	0.181	0.185
(0.294)	0.192	(0.056)	0.233	(0.328)	0.374

(0.220)	0.322	0.120	0.439	(0.147)	0.559

(0.110)	(0.174)	(0.214)	(0.214)	(0.244)	(0.229)
—	(0.008)	(0.006)	(0.035)	—	—
—	—	—	—	(0.019)	—

(0.110)	(0.182)	(0.220)	(0.249)	(0.263)	(0.229)

$8.270	$8.600	$8.460	$8.560	$8.370	$8.780

(2.57%)	3.88%	1.40%	5.32%	(1.74% )	6.73%

$6,256	$6,793	$6,863	$7,793	$8,077	$9,180
1.15%	1.15%	1.16%	1.15%	1.15%	1.15%
1.47%	1.46%	1.46%	1.45%	1.47%	1.48%
1.75%	1.55%	2.05%	2.45%	2.08%	2.16%
1.43%	1.24%	1.75%	2.15%	1.76%	1.83%
111%	316%	313%	273%	340%	422%

Financial highlights

Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived

Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/17[1] (Unaudited)	Year ended

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

$8.580	$8.440	$8.540	$8.350	$8.760	$8.430

0.095	0.172	0.215	0.248	0.224	0.228
(0.294)	0.192	(0.053)	0.233	(0.328)	0.373

(0.199)	0.364	0.162	0.481	(0.104)	0.601

(0.131)	(0.216)	(0.256)	(0.256)	(0.287)	(0.271)
—	(0.008)	(0.006)	(0.035)	—	—
—	—	—	—	(0.019)	—

(0.131)	(0.224)	(0.262)	(0.291)	(0.306)	(0.271)

$8.250	$8.580	$8.440	$8.540	$8.350	$8.760

(2.33%)	4.40%	1.90%	5.86%	(1.26% )	7.27%

$46,284	$52,081	$46,155	$30,241	$60,210	$75,469
0.65%	0.65%	0.66%	0.65%	0.65%	0.65%
0.97%	0.96%	0.96%	0.93%	0.87%	0.88%
2.25%	2.05%	2.55%	2.95%	2.58%	2.66%
1.93%	1.74%	2.25%	2.67%	2.36%	2.43%
111%	316%	313%	273%	340%	422%

Notes to financial statements

Delaware Strategic Income Fund	January 31, 2017 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Fund and Delaware Strategic Income Fund (formerly, Delaware Core Plus Bond Fund). These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2013–July 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2017, the Fund held no investment in repurchase agreements.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency

Notes to financial statements

Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2017, the Fund earned $114 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse the Fund to the extent necessary to prevent total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.65% of the Fund’s average daily net assets from Aug. 1, 2016 through Jan. 31, 2017.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended Jan. 31, 2017, the Fund was charged $3,048 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2017, the Fund was charged $13,097 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fees equal to the sum of: (i) 0.10% of the average daily net assets representing shares

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2017, the Fund was charged $1,307 for internal legal, tax, and regulatory reporting provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2017, DDLP earned $1,665 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2017, DDLP received gross CDSC commissions of $49 and $251 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2017, the Fund engaged in securities purchases of $373,540 and securities sales of $2,323,592, which resulted in net realized losses of $107.

*The aggregate contractual waiver period covering this report is from Nov. 27, 2015 through Jan. 31, 2018.

3. Investments

For the six months ended Jan. 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$120,034,132
Purchases of U.S. government securities	20,385,262
Sales other than U.S. government securities	128,334,200
Sales of U.S. government securities	20,877,556

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$122,347,145
Aggregate unrealized appreciation of investments	$1,078,535
Aggregate unrealized depreciation of investments	(2,104,906)
Net unrealized depreciation of investments	$(1,026,371)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term or long-term losses.

Losses incurred that will be carried forward under the Act are as follows:

No Expiration
Loss carryforward character

Short-term	Long-term
$—	$1,106,735

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total

Agency, Asset- & Mortgage-Backed Securities[1]	$—	$36,843,134	$614,873	$37,458,007
Corporate Debt	—	63,307,420	—	63,307,420
Municipal Bonds	—	1,067,969	—	1,067,969
Foreign Bonds	—	1,725,619	—	1,725,619
Loan Agreements	—	10,443,497	—	10,443,497
U.S. Treasury Obligations	—	2,033,320	—	2,033,320
Convertible Preferred Stock[1]	8,346	16,814	—	25,160
Preferred Stock[1]	313,215	987,228	—	1,300,443
Short-Term Investments	—	3,959,339	—	3,959,339

Total Value of Securities	$321,561	$120,384,340	$614,873	$121,320,774

Foreign Currency Exchange Contracts	$—	$(1,635)	$—	$(1,635)
Futures Contracts	42,509	—	—	42,509
Swap Contracts	—	(5,250)	—	(5,250)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage- Backed Securities	—	98.36%	1.64%	100.00%
Convertible Preferred Stock	33.17%	66.83%	—	100.00%
Preferred Stock	24.09%	75.91%	—	100.00%

During the six months ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/17	Year ended 7/31/16
Shares sold:
Class A	507,058	3,171,785
Class C	123,135	466,751
Class R	44,778	156,819
Institutional Class	1,740,187	2,416,690

Shares issued upon reinvestment of dividends and distributions:
Class A	102,568	181,533
Class C	10,036	16,964
Class R	9,978	17,085
Institutional Class	87,909	143,761

	2,625,649	6,571,388

Shares redeemed:
Class A	(1,889,057)	(2,841,943)
Class C	(348,152)	(370,047)
Class R	(88,246)	(195,284)
Institutional Class	(2,289,393)	(1,959,593)

	(4,614,848)	(5,366,867)

Net increase (decrease)	(1,989,199)	1,204,521

Certain shareholders may exchange shares of one class for shares of another class in the same fund. For the year ended July 31, 2016, 444,706 Class A shares were exchanged to 444,814 Institutional Class shares valued at $3,772,744. The exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated

Notes to financial statements

Delaware Strategic Income Fund

5. Line of Credit (continued)

across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of Jan. 31, 2017, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2017, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2017, the Fund posted $126,000 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended Jan. 31, 2017, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended Jan. 31, 2017, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at Jan. 31, 2017.

There were no transactions in options written during the six months ended Jan. 31, 2017.

During the six months ended Jan. 31, 2017, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payments (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2017, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2017, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at Jan. 31, 2017.

During the six months ended Jan. 31, 2017, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At Jan. 31, 2017, the Fund posted $84,051 in cash as collateral for open centrally cleared swap contracts and $71,000 as cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

Fair values of derivative instruments as of Jan. 31, 2017 was as follows:

		Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Total
Variation margin due from broker on futures contracts*	$42,676	$ —	$42,676
Unrealized appreciation on interest rate swap contracts	—	4,728	4,728

Total	$42,676	$4,728	$47,404

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$1,635	$ —	$ 1,635
Variation margin due from broker on futures contracts*	—	167	167
Unrealized depreciation on interest rate swap contracts	—	4,937	4,937
Variation margin due to broker on centrally cleared interest rate swap contracts	—	5,041	5,041

Total	$1,635	$10,145	$11,780

*Includes cumulative appreciation / depreciation from futures contracts from the date the contracts were opened through Jan. 31, 2017. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2017 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(944)	$—	$—	$—	$(944)
Interest rate contracts	—	(22,336)	22,753	(1,583)	(1,166)
Equity contracts	—	(55,014)	—	—	(55,014)
Credit contracts	—	—	—	6,943	6,943

Total	$(944)	$(77,350)	$22,753	$5,360	$(50,181)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(1,635)	$—	$—	$(1,635)
Interest rate contracts	—	(301,629)	(9,806)	(311,435)
Equity contracts	—	88,991	—	88,991
Credit contracts	—	—	5,346	5,346

Total	$(1,635)	$(212,638)	$(4,460)	$(218,733)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2017:

		Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	149,683	USD	33,137
Futures contracts (average notional value)		5,076,433		8,148,795
Options contracts (average notional value)		3,029		—
CDS contracts (average notional value)*		234,764		—
Interest rate swap contracts (average notional value)**		356,890		—

*Long represents buying protection and short represents selling protection.

**Long represents paying fixed interest payments and short represents receiving fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to

Notes to financial statements

Delaware Strategic Income Fund

7. Offsetting (continued)

the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position

Toronto Dominion Bank	$—	$(1,635)	$(1,635)

		Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure (a)

Toronto Dominion Bank	$(1,635)	$—	$—	$—	$—	$(1,635)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities ,or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally

Notes to financial statements

Delaware Strategic Income Fund

9. Credit and Market Risk (continued)

recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A have been identified on the “Schedule of investments.”

10.	Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.	General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $326,237 and an asset of $97,871 based on the expected recoveries to unsecured creditors as of Jan. 31, 2017 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

12.	Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Notes to financial statements

Delaware Strategic Income Fund

13.	Subsequent Events

Effective Jan. 31, 2017, the Fund’s name, portfolio management team, and investment objectives, strategies and policies changed and the Fund was repositioned as a strategic income fund. In connection with the repositioning, the Fund’s name changed to Delaware Strategic Income Fund.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Delaware Strategic Income Fund investment advisory agreement

At a meeting held on Aug. 16–18, 2016 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Core Plus Bond Fund, currently known as Delaware Strategic Income Fund after the Fund’s repositioning described in Note 13, (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment, strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Delaware Strategic Income Fund investment advisory agreement (continued)

Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 10-year period was in the second quartile of its Performance Universe. The Fund’s performance results were mixed but tended toward median, which was acceptable.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Groups and its total expenses were in the quartile with the second lowest expenses of its Expense Group. In evaluating total expenses, the Board considered fee waivers in place through Nov. 28, 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Investments

Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Investments

Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments

Family of Funds

Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC- 0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware FundsSM by Macquarie. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware FundsSM by Macquarie will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 5, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 5, 2017